Shareholders' Equity (Deficit) (Details Narrative) (10-K)						1 Months Ended												3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 24, 2015 USD ($) $ / shares shares	Nov. 25, 2015 USD ($) $ / shares shares	Jul. 14, 2014 $ / shares shares	Mar. 18, 2014 $ / shares shares	Feb. 12, 2014	Aug. 31, 2016 shares	Feb. 29, 2016 shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 shares	Oct. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2015 shares	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	May 31, 2014 shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015	Jun. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Apr. 30, 2015 $ / shares shares	Jan. 30, 2015 $ / shares shares
Fair value of estimated consideration interest | $																							$ 1,000,000
Reverse stock split description				1-for-10.9532 basis
Common stock, shares authorized				22,500,000				500,000,000										500,000,000			500,000,000		500,000,000	500,000,000
Common stock, par value | $ / shares				$ 0.01				$ 0.0001										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized				2,500,000				20,000,000										20,000,000			20,000,000		20,000,000	20,000,000
Issuance of convertible preferred stock, shares								44,030										44,030			43,530		44,030	2,229,702
Convertible preferred stock price per share | $ / shares								$ 0.0001										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Warrants to purchase of common stock, shares								1,313							237,570			1,313					1,313
Warrants price per share | $ / shares								$ 60.00							$ 28.20			$ 60.00					$ 60.00
Warrant liability | $								$ 2,800,000										$ 2,800,000			$ 5,506,000		$ 2,800,000
Number of common stock shares issued																							263
Proceeds from note payable | $																					5,181,000	$ 750,000	$ 1,150,000	$ 8,261,340
Conversion of debt into stock | $																	$ 986,793					752,000	752,000	7,288,025
Debt converted into the stock shares																	16,458
Proceeds from issuance of common stock | $																					1,244,000	34,000	255,991	5,579,208
Percentage of preferred stock shares issued and outstanding															125.00%
Other expense | $																							7,906
Recognized expense | $																							3,704,682
Fair value of warrants | $																					$ 1,938,000	$ 7,270,000	3,421,670
Warrants value | $								$ 537,000										$ 537,000					$ 537,000	$ 146,000
February 25, 2016 [Member]
Number of shares sold in private placement																							245,226
Sale of common stock price per share | $ / shares								$ 5.55										$ 5.55					$ 5.55
Warrants [Member]
Warrants to purchase of common stock, shares															172,223		20,167									54,750
Warrants price per share | $ / shares								$ 6.75									$ 54.00	$ 6.75					$ 6.75			$ 21.00
Proceeds from issuance of convertible preferred stock and warrants | $															$ 5,100,000
Cancellation of debt amount | $															6,300,000
Conversion of debt into stock | $																									$ 3,285,000
Debt converted into the stock shares																									54,750
Recognized expense | $								$ 20,611															$ 7,374
Percentage of warrants issued equal to percentage of principal amount of debt																	25.00%
Issuance of warrants								3,334										3,334					3,334
Fair value of warrants | $								$ 4,587
Warrants [Member] | February 25, 2016 [Member]
Warrants to purchase of common stock, shares								122,613										122,613					122,613
Warrants price per share | $ / shares								$ 6.90										$ 6.90					$ 6.90
Warrant term																							5 years
Proceeds from equity offering | $																							$ 1,361,000
Five Year Warrant [Member]
Warant term																							5 years
Warrants price per share | $ / shares								$ 0.45										$ 0.45					$ 0.45
Fair value of warrants | $																							$ 2,787
Common Stock [Member]
Conversion of stock, shares converted																							548,842
Number of common stock shares issued																							50,895
Number of common stock shares issued for service																					43,860		38,334
Proceeds from issuance of common stock | $																					$ 3,600,000
Lincoln Park Capital LLC [Member]
Sale of common stock price per share | $ / shares										$ 15.00
Financial Service Agreements [Member]
Warant term														5 years
Number of common stock shares issued						12,000	31,000				26,667
Financial Service Agreements [Member] | February 2016 [Member]
Number of common stock shares issued																							31,000
Equity Exchange Agreement [Member] | Lincoln Park Capital LLC [Member]
Number of common stock shares issued										27,778													50,895
Proceeds from issuance of common stock | $										$ 1,000,000													$ 190,327
Equity issuance costs | $																							82,428
Equity Exchange Agreement [Member] | ROTH Capital Partners [Member]
Number of common stock shares issued for service									11,667
Private Placement [Member] | Warrants [Member]
Number of common stock shares issued																		15,400
Fair value of anti-dilutive exercise price | $								$ 43,000										$ 43,000					$ 43,000
Fair value of warrants | $																		$ 568,000
Private Placement [Member] | Common Stock [Member]
Common stock, shares authorized								173,667										173,667					173,667
Warant term		5 years
Warrants to purchase of common stock, shares	31,167	11,208						16,242										16,242					16,242
Warrants price per share | $ / shares	$ 7.22	$ 7.22						$ 7.22										$ 7.22					$ 7.22
Warrants adjusted price per share | $ / shares	$ 4.94	$ 0.329						$ 0.329										$ 0.329					$ 0.329
Fair value of expense | $																		$ 9,000
Proceeds from issuance of convertible preferred stock and warrants | $																		80,150
Warrant liability | $								$ 931,577										$ 931,577					$ 931,577
Number of common stock shares issued		467,500																191,034
Proceeds from issuance of common stock | $																		$ 1,171,000
Percentage of preferred stock shares issued and outstanding								110.00%										110.00%					110.00%
Fair value of warrants | $	$ 24,000	$ 30,000
IPO [Member]
Debt maturity date			Jan. 31, 2016
Conversion of debt into stock | $															$ 6,301,241
Debt converted into the stock shares			15,098												342,612
Maximum [Member] | Warrants [Member]
Warant term																	5 years
Minimum [Member] | Warrants [Member]
Warant term																	3 years
Series A Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares								2,229,702										2,229,702				9,000	2,229,702	2,229,702
Convertible preferred stock price per share | $ / shares																						$ 1.50		$ 1.50
Warant term																			5 years				5 years	5 years
Warrants to purchase of common stock, shares								148,647										148,647				600	148,647	148,647
Warrants price per share | $ / shares								$ 30.00										$ 30.00				$ 30.00	$ 30.00	$ 30.00
Warrants adjusted price per share | $ / shares																						$ 4.94		$ 4.49
Proceeds from issuance of convertible preferred stock and warrants | $																								$ 3,000,000
Conversion of stock, shares converted													137,727
Conversion of stock, shares issued													2,065,891
Fair value of warrants | $																							$ 163,570
Series A Convertible Preferred Stock [Member] | Warrants [Member]
Issuance of convertible preferred stock, shares								600					670,475					600					600
Warrants to purchase of common stock, shares								2,065,891					2,065,891					2,065,891					2,065,891
Warrants price per share | $ / shares								$ 7.22					$ 7.22					$ 7.22					$ 7.22
Warrants adjusted price per share | $ / shares								4.49					$ 4.94					4.49					4.49
Proceeds from issuance of convertible preferred stock and warrants | $													$ 5,000,000
Series A Convertible Preferred Stock [Member] | Minimum [Member] | Warrants [Member]
Warrants price per share | $ / shares								$ 17.25										$ 17.25					$ 17.25
Series B Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares																											137,727
Convertible preferred stock price per share | $ / shares																											$ 17.25
Warant term														5 years
Warrants to purchase of common stock, shares																											137,727
Warrants price per share | $ / shares																											$ 17.25
Warrants adjusted price per share | $ / shares																											$ 4.94
Proceeds from issuance of convertible preferred stock and warrants | $														$ 2,200,000
Conversion of stock, shares converted													2,238,702
Conversion of stock, shares issued													194,670
Series C Convertible Preferred Stock [Member]
Issuance of convertible preferred stock, shares												44,030								44,030
Convertible preferred stock price per share | $ / shares												$ 100.00								$ 100.00
Warant term												5 years
Warrants to purchase of common stock, shares												670,475								670,475
Warrants price per share | $ / shares												$ 7.22								$ 7.22
Warrants adjusted price per share | $ / shares												$ 4.49								4.49
Preferred stock dividend rate												10.00%
Preferred stock conversion price | $ / shares												$ 6.57								$ 6.57
Gross proceeds in the form of cash and non cash | $												$ 4,403,000
Gross proceeds in the form of cash | $												$ 2,951,000
Promissory notes term												150 days
Proceeds from note payable | $												$ 950,000
Proceeds from issuance of common stock | $												$ 10,000,000
Preferred stock converted of common stock closing price percentage												100.00%
Percentage of preferred stock shares issued and outstanding												50.00%								50.00%
Series C Convertible Preferred Stock [Member] | Warrants [Member]
Issuance of convertible preferred stock, shares													44,030
Warrants price per share | $ / shares													$ 7.22
Warrants adjusted price per share | $ / shares													4.49
Series C Convertible Preferred Stock [Member] | Minimum [Member] | Warrants [Member]
Warrants price per share | $ / shares													$ 1.15
Former Series A and B Preferred Stock Holders [Member]
Warrants price per share | $ / shares												$ 7.22								$ 7.22
Warrants adjusted price per share | $ / shares												4.94								4.94
Former Series A and B Preferred Stock Holders [Member] | Minimum [Member]
Warrants price per share | $ / shares												$ 17.25								$ 17.25
Series A, B, C Convertible Preferred Stock [Member]
Proceeds from issuance of convertible preferred stock and warrants | $																							$ 2,175,332
Sharesholders [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from issuance of common stock | $																							$ 6,750,000
Number of common stock shares issued for merger, shares																							25,521
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																								29,211
Warrants price per share | $ / shares																								$ 30.00
Michael J. Hanson [Member] | Equity Exchange Agreement [Member]
Warant term										5 years
Warrants to purchase of common stock, shares										50,442
Warrants price per share | $ / shares										$ 20.25
Conversion of stock, shares converted										25,521
Michael J. Hanson [Member] | February 2016 [Member]
Warrants to purchase of common stock, shares								8,334										8,334					8,334
Warrants price per share | $ / shares								$ 4.94										$ 4.94					$ 4.94
Note payable outstanding | $								$ 75,000										$ 75,000					$ 75,000
Michael J. Hanson [Member] | March 29, 2016 [Member]
Warrants to purchase of common stock, shares								16,667										16,667					16,667
Debt maturity date																							Jan. 31, 2017
Michael J. Hanson [Member] | Series B Convertible Preferred Stock [Member]
Cancellation of debt amount | $																							$ 250,000
Michael J. Hanson [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt into stock | $																				$ 302,000
Debt converted into the stock shares																				3,020
Series A and B Convertible Preferred Holders [Member]
Convertible preferred stock price per share | $ / shares								$ 1.15										$ 1.15					$ 1.15
Warrants adjusted price per share | $ / shares								0.329										0.329					$ 0.329
Conversion of stock, shares issued																							4,985
Number of common stock shares issued																							4,985
Preferred stock dividend rate																							8.00%
Minimum aggregate financing required after closing for full ratchet | $																							$ 5,000,000
Series A and B Convertible Preferred Holders [Member] | Maximum [Member]
Warrants price per share | $ / shares								30.00										30.00					$ 30.00
Preferred stock conversion price | $ / shares								1.50										1.50					1.50
Series A and B Convertible Preferred Holders [Member] | Minimum [Member]
Warrants price per share | $ / shares								17.25										17.25					17.25
Preferred stock conversion price | $ / shares								$ 1.15										$ 1.15					$ 1.15
James L. Davis [Member] | Warrants [Member]
Warant term																								5 years
Warrants to purchase of common stock, shares																								39,429
Warrants price per share | $ / shares																								$ 30.00
Percentage of preferred stock shares issued and outstanding																								100.00%
Fair value of warrants | $																								$ 46,000
James L. Davis [Member] | February 2016 [Member]
Warrants to purchase of common stock, shares								16,667										16,667					16,667
Warrants price per share | $ / shares								$ 4.94										$ 4.94					$ 4.94
Note payable outstanding | $								$ 150,000										$ 150,000					$ 150,000
James L. Davis [Member] | March 29, 2016 [Member]
Warrants to purchase of common stock, shares								8,334										8,334					8,334
Debt maturity date																							Jan. 11, 2017
James L. Davis [Member] | Series C Convertible Preferred Stock [Member]
Conversion of debt into stock | $																				$ 200,000
Debt converted into the stock shares																				2,000
Messrs [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from note payable | $												$ 950,000
Consulting [Member]
Warant term																5 years
Number of warrants to be issued upon the completion of an IPO																3,334
Number of warrants to be issued upon achievement of certain performance goals																2,000								30,000
Issuance of warrants																								3,334
Consulting [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock shares issued																								149
Recognized expense | $																								$ 3,000
Former Sharesholders [Member] | Series A and B Preferred Stock [Member]
Conversion of stock, shares issued																							548,842
Recognized expense | $																							$ 3,704,682
Two Directors [Member] | Warrants [Member]
Conversion of debt into stock | $																							$ 2,875,000
Debt converted into the stock shares																							47,917
Fair value of warrants | $																							$ 573
Invsetor [Member]
Common stock, par value | $ / shares																								$ 22.50
Warrants to purchase of common stock, shares																								21,689
Proceeds from issuance of convertible preferred stock and warrants | $																								$ 590,320
Gross proceeds in the form of cash | $																								$ 60,327
Debt converted into the stock shares																								10,845
Proceeds from issuance of common stock | $																								$ 650,647
Three Individual Investors [Member]
Warrants to purchase of common stock, shares														5,000
Warrants price per share | $ / shares														$ 21.00
Fair value of warrants | $																							$ 11,238
Directors [Member] | Five Year Warrant [Member]
Warrants to purchase of common stock, shares								16,127					27,175					16,127					16,127
Warrants price per share | $ / shares								$ 6.60					$ 17.25					$ 6.60					$ 6.60
Lease term													3 years
Placement Agents [Member] | Warrants [Member]
Warant term																							5 years
Warrants to purchase of common stock, shares								18										18					18
Warrants price per share | $ / shares								$ 30.00										$ 30.00					$ 30.00
Placement Agents [Member] | Warrant One [Member]
Warrants to purchase of common stock, shares								7,329										7,329					7,329
Warrants price per share | $ / shares								$ 17.25										$ 17.25					$ 17.25
Placement Agents [Member] | Warrant Two [Member]
Warrants to purchase of common stock, shares								4,930										4,930					4,930
Warrants price per share | $ / shares								$ 7.22										$ 7.22					$ 7.22
Placement Agents [Member] | Warrant Three [Member]
Warrants to purchase of common stock, shares								46,934										46,934					46,934
Warrants price per share | $ / shares								$ 7.22										$ 7.22					$ 7.22
Placement Agents [Member] | Warrant Four [Member]
Warrants to purchase of common stock, shares								16,242										16,242					16,242
Warrants price per share | $ / shares								$ 4.94										$ 4.94					$ 4.94
Former Series A and B Preferred Stock Holders [Member] | Maximum [Member]
Warrants to purchase of common stock, shares								16,117										16,117					16,117
Warrants price per share | $ / shares								$ 7.88										$ 7.88					$ 7.88
Former Senior Lender [Member]
Warrants to purchase of common stock, shares								5,082										5,082					5,082
Warrants price per share | $ / shares								$ 135.00										$ 135.00					$ 135.00
Warrant expiration date																							Oct. 30, 2017
Former Senior Lender [Member] | Series C Preferred Stock Offering [Member]
Warrants adjusted price per share | $ / shares								$ 3.90										$ 3.90					$ 3.90
Conversion of stock, shares issued																							175,911
DE Acquisition 2, Inc [Member]
Conversion shares of common stock ratio					10.9532
Percentage of fully diluted shares of outstanding								3.00%										3.00%					3.00%
Percentage of interest																							3.00%
Fair value of estimated consideration interest | $																							$ 507,000
Long term debt assumed | $																							$ 85,105
DE Acquisition 2, Inc [Member] | Sharesholders [Member]
Additional common stock shares issued for merger																							2,166
Number of common stock shares issued for merger, shares																							32,598
Select Mobile Money [Member] | Board Of Directors [Member]
Common stock, par value | $ / shares			$ 22.50
Number of common stock shares issued			300,000